Financial Instruments And Financial Risk Management - Summary Of Net Gains/Losses By Measurement Category (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of Detailed Information about Net Gains Or Losses by Measurement Category [Line Items]
Derivative Financial Liabilities	€ 578
Financial assets at amortised cost, category [member] | Financial assets at amortised cost, class [member]
Disclosure of Detailed Information about Net Gains Or Losses by Measurement Category [Line Items]
Financial assets	(330)	€ 0	€ 0
Financial assets at fair value through profit or loss, category [member] | Financial assets at fair value, class [member]
Disclosure of Detailed Information about Net Gains Or Losses by Measurement Category [Line Items]
Derivative financial assets	€ 0	€ (282)	€ 0